Putnam U.S. Government Income Trust
One Post Office Square
Boston, MA 02109

March 19, 2018

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Putnam U.S. Government Income Trust (the “Trust”)
File Nos. 2-87634 and 811-3897
Registration Statement of the Trust filed herewith on Form N-1A, pursuant to Rule
485(a) under the Securities Act of 1933, as amended, relating to Putnam U.S.
Government Income Trust (the “Fund”)

Ladies and Gentlemen:

As discussed with Jaea Hahn on March 13, 2018, we are refiling the 485(a) filing of the Fund (Filed February 16, 2018) to update the requested effective date referenced on the cover page of the filing.

Pursuant to Rule 461 under the Securities Act of 1933, as amended, the undersigned hereby request that the effective date for its Registration Statement on Form N-1A referenced above be accelerated so that it will become effective at 9:00 a.m. Washington, D.C. time on April 19, 2018 or as soon as practicable thereafter.

Please call Venice Monagan at (617) 760-2577 as soon as the Registration Statement has been declared effective.

Very truly yours,

PUTNAM U.S. GOVERNMENT INCOME	PUTNAM RETAIL MANAGEMENT
TRUST

By:/s/ James F. Clark	By:/s/ James F. Clark
Name: James F. Clark	Name: James F. Clark
Title: Vice President and Chief Compliance Officer	Title: Vice President and Assistant Secretary

cc:	Bryan Chegwidden, Esquire, Ropes & Gray LLP
James Thomas, Esquire, Ropes & Gray LLP
Peter Fariel, Esquire, Putnam Investments